UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2012

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global High Income Fund

Portfolio of Investments

December 31, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 56.1%
Industrial - 49.0%
Basic - 4.3%
AK Steel Corp.
7.625%, 5/15/20	U.S.$	1,000	$940,000
Aleris International, Inc.
7.625%, 2/15/18		2,500	2,437,500
Appleton Papers, Inc.
10.50%, 6/15/15 (a)		1,300	1,282,125
Arch Coal, Inc.
7.00%, 6/15/19 (a)		693	706,860
7.25%, 6/15/21 (a)		1,156	1,187,790
Calcipar SA
6.875%, 5/01/18 (a)		735	661,500
Celanese US Holdings LLC
6.625%, 10/15/18		408	433,500
CF Industries, Inc.
7.125%, 5/01/20		900	1,064,250
Commercial Metals Co.
6.50%, 7/15/17		1,300	1,212,250
Consol Energy, Inc.
8.25%, 4/01/20		2,175	2,403,375
Graphic Packaging International, Inc.
7.875%, 10/01/18		899	957,435
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
4.957%, 11/15/14 (b)(c)		938	816,060
Huntsman International LLC
8.625%, 3/15/21 (b)		2,060	2,183,600
Ineos Group Holdings Ltd.
8.50%, 2/15/16 (a)		3,551	2,823,045
James River Coal Co.
7.875%, 4/01/19		251	189,505
JMC Steel Group
8.25%, 3/15/18 (a)		722	703,950
Kerling PLC
10.625%, 2/01/17 (a)	EUR	1,412	1,617,321
Kinove German Bondco GmbH
9.625%, 6/15/18 (a)	U.S.$	942	894,900
LyondellBasell Industries NV
6.00%, 11/15/21 (a)		264	273,900
MacDermid, Inc.
9.50%, 4/15/17 (a)		1,800	1,791,000
Momentive Performance Materials, Inc.
11.50%, 12/01/16		750	558,750
NewMarket Corp.
7.125%, 12/15/16		988	1,010,230
NewPage Corp.
10.00%, 5/01/12 (d)		735	51,450
Norske Skogindustrier ASA
7.00%, 6/26/17	EUR	988	664,934
Nova Chemicals Corp.
8.625%, 11/01/19	U.S.$	1,426	1,572,165
Omnova Solutions, Inc.
7.875%, 11/01/18		1,833	1,585,545

		Principal Amount (000)	U.S. $ Value
Peabody Energy Corp.
6.00%, 11/15/18 (a)	U.S.$	626	638,520
6.25%, 11/15/21 (a)		1,499	1,551,465
Polymer Group, Inc.
7.75%, 2/01/19 (a)		3,500	3,622,500
Polypore International, Inc.
7.50%, 11/15/17		940	972,900
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		1,345	1,375,262
Smurfit Kappa Acquisitions
7.75%, 11/15/19 (a)	EUR	1,535	2,046,274
Solutia, Inc.
7.875%, 3/15/20 (b)	U.S.$	928	1,009,200
Steel Dynamics, Inc.
7.625%, 3/15/20		1,200	1,266,000
7.75%, 4/15/16		1,150	1,198,875
TPC Group LLC
8.25%, 10/01/17		2,107	2,107,000
United States Steel Corp.
6.65%, 6/01/37		1,137	886,860
Verso Paper Holdings LLC/Verso Paper, Inc.
8.75%, 2/01/19		900	549,000
Series B
11.375%, 8/01/16 (b)		1,239	507,990
Westvaco Corp.
7.95%, 2/15/31		1,000	1,108,853
Weyerhaeuser Co.
7.375%, 3/15/32		1,790	1,878,841

			50,742,480

Capital Goods - 5.7%
Alion Science and Technology Corp.
12.00%, 11/01/14 (e)		929	766,660
Alliant Techsystems, Inc.
6.875%, 9/15/20		521	531,420
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	860	962,792
Ardagh Packaging Finance PLC
7.375%, 10/15/17 (a)	U.S.$	230	232,300
9.25%, 10/15/20 (a)(b)	EUR	427	498,762
BE Aerospace, Inc.
6.875%, 10/01/20	U.S.$	1,236	1,347,240
Berry Plastics Corp.
9.75%, 1/15/21		1,525	1,521,187
10.25%, 3/01/16		360	347,400
Bombardier, Inc.
7.75%, 3/15/20 (a)		1,266	1,379,940
Building Materials Corp. of America
7.00%, 2/15/20 (a)		985	1,058,875
7.50%, 3/15/20 (a)		849	916,920
Case New Holland, Inc.
7.875%, 12/01/17		1,393	1,574,090
Clondalkin Industries BV
8.00%, 3/15/14 (a)	EUR	1,312	1,239,581

		Principal Amount (000)	U.S. $ Value
CNH America LLC
7.25%, 1/15/16	U.S.$	1,775	1,903,687
Crown European Holdings SA
7.125%, 8/15/18 (a)	EUR	305	399,681
Griffon Corp.
7.125%, 4/01/18	U.S.$	718	710,820
Grohe Holding GmbH
8.625%, 10/01/14 (a)(b)	EUR	1,804	2,054,648
HeidelbergCement Finance BV
8.50%, 10/31/19		1,330	1,712,746
Huntington Ingalls Industries, Inc.
6.875%, 3/15/18 (a)	U.S.$	640	627,200
7.125%, 3/15/21 (a)		632	619,360
KUKA AG
8.75%, 11/15/17 (a)	EUR	1,038	1,330,006
Lafarge SA
7.125%, 7/15/36	U.S.$	800	706,346
Manitowoc Co., Inc. (The)
8.50%, 11/01/20		2,168	2,284,530
Masco Corp.
6.125%, 10/03/16		1,825	1,872,820
Nordenia Holdings AG
9.75%, 7/15/17	EUR	1,206	1,576,474
Nortek, Inc.
8.50%, 4/15/21 (a)	U.S.$	3,269	2,762,305
Obrascon Huarte Lain SA
7.375%, 4/28/15	EUR	500	648,549
OI European Group BV
6.75%, 9/15/20 (a)		1,000	1,281,307
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)	U.S.$	2,325	2,371,500
Ply Gem Industries, Inc.
8.25%, 2/15/18		1,400	1,219,750
Pregis Corp.
6.572%, 4/15/13 (c)	EUR	1,100	1,380,965
RBS Global, Inc./Rexnord LLC
8.50%, 5/01/18	U.S.$	1,900	2,014,000
11.75%, 8/01/16		700	735,000
Rexam PLC
6.75%, 6/29/67	EUR	2,020	2,351,927
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.875%, 8/15/19 (a)	U.S.$	2,080	2,173,600
9.00%, 4/15/19 (a)		1,153	1,095,350
9.25%, 5/15/18 (a)		1,800	1,723,500
9.875%, 8/15/19 (a)		1,762	1,709,140
RSC Equipment Rental, Inc./RSC Holdings III LLC
8.25%, 2/01/21		650	658,125
10.25%, 11/15/19		2,400	2,616,000
Sealed Air Corp.
8.125%, 9/15/19 (a)		696	762,120
8.375%, 9/15/21 (a)		713	787,865
Sequa Corp.
11.75%, 12/01/15 (a)		2,320	2,470,800

		Principal Amount (000)	U.S. $ Value
Solo Cup Co.
8.50%, 2/15/14	U.S.$	1,000	920,000
Sterling Merger, Inc.
11.00%, 10/01/19 (a)		2,073	2,021,175
Terex Corp.
8.00%, 11/15/17		413	404,740
Textron Financial Corp.
6.00%, 2/15/67 (a)		575	414,000
TransDigm, Inc.
7.75%, 12/15/18		2,600	2,795,000
United Rentals North America, Inc.
8.375%, 9/15/20		2,861	2,789,475
USG Corp.
6.30%, 11/15/16		797	621,660
Wienerberger AG
6.50%, 2/09/17	EUR	1,100	1,000,132

			67,903,470

Communications - Media - 4.8%
Allbritton Communications Co.
8.00%, 5/15/18	U.S.$	2,955	2,932,837
CCH II LLC/CCH II Capital Corp.
13.50%, 11/30/16		860	992,852
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 1/15/19		500	521,250
7.25%, 10/30/17		600	632,250
7.375%, 6/01/20		720	759,600
Cengage Learning Acquisitions, Inc.
10.50%, 1/15/15 (a)		1,575	1,130,062
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.625%, 11/15/17 (a)		2,345	2,485,700
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%, 4/30/12 (a)		1	969
Clear Channel Communications, Inc.
5.75%, 1/15/13		1,500	1,425,000
9.00%, 3/01/21		1,166	982,355
10.75%, 8/01/16		1,507	1,009,690
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/17		65	69,875
Series B
9.25%, 12/15/17		2,058	2,222,640
Crown Media Holdings, Inc.
10.50%, 7/15/19		1,256	1,321,940
CSC Holdings LLC
7.625%, 7/15/18		598	657,800
Cumulus Media, Inc.
7.75%, 5/01/19 (a)(b)		925	820,937
Dex One Corp.
12.00%, 1/29/17 (e)		1,037	230,762
DISH DBS Corp.
7.125%, 2/01/16		1,250	1,346,875
EH Holding Corp.
7.625%, 6/15/21 (a)		2,323	2,439,150

		Principal Amount (000)	U.S. $ Value
Houghton Mifflin Harcourt Publishing Co.
10.50%, 6/01/19 (a)	U.S.$	1,000	610,000
Intelsat Jackson Holdings SA
11.25%, 6/15/16		2,497	2,623,411
Intelsat Luxembourg SA
11.25%, 2/04/17		1,200	1,161,000
11.50%, 2/04/17 (a)(e)		900	868,500
11.50%, 2/04/17 (e)		900	868,500
Kabel BW GmbH
7.50%, 3/15/19 (a)		487	511,350
7.50%, 3/15/19 (a)	EUR	537	701,962
Lamar Media Corp.
6.625%, 8/15/15	U.S.$	2,500	2,550,000
Liberty Interactive LLC
5.70%, 5/15/13		1,480	1,526,250
LIN Television Corp.
6.50%, 5/15/13		1,296	1,297,620
8.375%, 4/15/18		750	730,313
Local TV Finance LLC
9.25%, 6/15/15 (a)(e)		1,286	1,228,369
McClatchy Co. (The)
11.50%, 2/15/17		600	580,500
New York Times Co. (The)
6.625%, 12/15/16		1,300	1,317,745
Quebecor Media, Inc.
7.75%, 3/15/16		2,810	2,887,275
RR Donnelley & Sons Co.
7.25%, 5/15/18		1,998	1,938,060
Sinclair Television Group, Inc.
8.375%, 10/15/18 (b)		660	681,450
9.25%, 11/01/17 (a)		1,485	1,618,650
Sirius XM Radio, Inc.
8.75%, 4/01/15 (a)		2,000	2,190,000
Telesat Canada/Telesat LLC
11.00%, 11/01/15		440	472,450
Thomson Corp.
5.75%, 9/25/15 (d)(f)	EUR	975	5,931
Univision Communications, Inc.
6.875%, 5/15/19 (a)	U.S.$	800	772,000
8.50%, 5/15/21 (a)		1,325	1,205,750
UPC Holding BV
8.375%, 8/15/20 (a)	EUR	1,000	1,219,831
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	1,105	1,088,425
UPCB Finance V Ltd.
7.25%, 11/15/21 (a)		480	486,000
Valassis Communications, Inc.
6.625%, 2/01/21		600	558,000
Virgin Media Finance PLC
8.375%, 10/15/19		2,300	2,524,250
XM Satellite Radio, Inc.
7.625%, 11/01/18 (a)		775	821,500

			57,027,636

		Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 3.3%
Cincinnati Bell, Inc.
8.25%, 10/15/17	U.S.$	1,250	1,256,250
Cricket Communications, Inc.
7.75%, 10/15/20		1,500	1,312,500
Crown Castle International Corp.
7.125%, 11/01/19		1,500	1,620,000
Data & Audio Visual Enterprise
9.50%, 4/29/18	CAD	1,175	1,060,735
Digicel Group Ltd.
10.50%, 4/15/18 (a)	U.S.$	2,384	2,395,920
eAccess Ltd.
8.25%, 4/01/18 (a)		1,626	1,536,570
Fairpoint Communications, Inc.
Series 1
13.125%, 4/02/18 (d)		1,512	15,124
Frontier Communications Corp.
9.00%, 8/15/31		1,000	912,500
Level 3 Financing, Inc.
8.75%, 2/15/17		1,950	1,984,125
9.25%, 11/01/14		535	547,038
10.00%, 2/01/18		1,000	1,060,000
MetroPCS Wireless, Inc.
6.625%, 11/15/20		1,350	1,258,875
7.875%, 9/01/18		1,300	1,317,875
MTS International Funding Ltd.
8.625%, 6/22/20 (a)		2,495	2,679,006
NII Capital Corp.
7.625%, 4/01/21		1,362	1,351,785
PAETEC Holding Corp.
9.50%, 7/15/15		750	785,625
9.875%, 12/01/18		1,480	1,628,000
Phones4u Finance PLC
9.50%, 4/01/18 (a)	GBP	1,750	2,174,200
Sprint Capital Corp.
6.875%, 11/15/28	U.S.$	1,500	1,070,625
8.75%, 3/15/32		130	105,138
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)(b)	EUR	1,400	1,830,069
tw telecom holdings, Inc.
8.00%, 3/01/18	U.S.$	2,376	2,530,440
VimpelCom Holdings BV
7.504%, 3/01/22 (a)		1,300	1,092,000
Wind Acquisition Finance SA
7.25%, 2/15/18 (a)		1,400	1,263,500
11.75%, 7/15/17 (a)		2,200	1,969,000
Windstream Corp.
7.50%, 4/01/23		675	666,562
7.75%, 10/01/21		1,715	1,757,875
8.125%, 8/01/13-9/01/18		2,168	2,320,523

			39,501,860

Consumer Cyclical - Automotive - 2.8%
Affinia Group, Inc.
9.00%, 11/30/14		2,195	2,173,050

		Principal Amount (000)	U.S. $ Value
Allison Transmission, Inc.
7.125%, 5/15/19 (a)	U.S.$	2,039	1,998,220
11.00%, 11/01/15 (a)		2,014	2,124,770
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (a)		1,035	1,122,975
Chrysler Group LLC/CG Co-Issuer, Inc.
8.00%, 6/15/19 (a)		2,800	2,562,000
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (a)		1,084	1,043,350
Cooper Tire & Rubber Co.
8.00%, 12/15/19		1,250	1,281,250
Dana Holding Corp.
6.50%, 2/15/19		300	303,000
6.75%, 2/15/21		326	334,150
Delphi Corp.
5.875%, 5/15/19 (a)		559	570,180
6.125%, 5/15/21 (a)		419	431,570
Exide Technologies
8.625%, 2/01/18		801	616,770
Ford Motor Co.
7.45%, 7/16/31 (b)		2,500	3,000,000
Ford Motor Credit Co. LLC
3.148%, 1/13/12 (b)(c)		1,130	1,130,655
8.00%, 12/15/16		600	680,765
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (a)	EUR	925	1,101,407
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	400	388,000
8.25%, 8/15/20 (b)		1,891	2,061,190
8.75%, 8/15/20		343	378,158
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		1,699	1,783,950
Lear Corp.
8.125%, 3/15/20		1,550	1,705,000
Navistar International Corp.
8.25%, 11/01/21		2,157	2,294,509
Tenneco, Inc.
6.875%, 12/15/20		2,335	2,393,375
7.75%, 8/15/18		410	434,600
UCI International, Inc.
8.625%, 2/15/19		1,002	971,940

			32,884,834

Consumer Cyclical - Entertainment - 0.9%
AMC Entertainment, Inc.
9.75%, 12/01/20		1,143	1,085,850
ClubCorp Club Operations, Inc.
10.00%, 12/01/18		2,000	1,920,000
Greektown Holdings LLC
10.75%, 12/01/13 (d)(f)		915	0
Liberty Interactive LLC
3.75%, 2/15/30		931	477,138
NAI Entertainment Holdings LLC
8.25%, 12/15/17 (a)		1,920	2,032,800

		Principal Amount (000)	U.S. $ Value
Pinnacle Entertainment, Inc.
7.50%, 6/15/15	U.S.$	1,275	1,262,250
8.625%, 8/01/17		895	946,462
8.75%, 5/15/20		271	265,580
Regal Entertainment Group
9.125%, 8/15/18 (b)		2,470	2,649,075

			10,639,155

Consumer Cyclical - Other - 4.6%
Beazer Homes USA, Inc.
6.875%, 7/15/15		1,500	1,121,250
Boyd Gaming Corp.
9.125%, 12/01/18		1,300	1,235,000
Broder Brothers Co.
12.00%, 10/15/13 (a)(e)		465	455,590
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18		700	479,500
11.25%, 6/01/17		435	461,644
Chukchansi Economic Development Authority
8.00%, 11/15/13 (a)		2,753	1,775,685
Gaylord Entertainment Co.
6.75%, 11/15/14		5	4,950
GWR Operating Partnership LLP
10.875%, 4/01/17		1,600	1,740,000
Host Hotels & Resorts LP
Series O
6.375%, 3/15/15		1,500	1,526,250
Series Q
6.75%, 6/01/16		890	914,475
Isle of Capri Casinos, Inc.
7.00%, 3/01/14		1,725	1,612,875
7.75%, 3/15/19		1,335	1,221,525
K Hovnanian Enterprises, Inc.
10.625%, 10/15/16 (b)		2,620	2,089,450
KB Home
5.875%, 1/15/15		705	648,600
9.10%, 9/15/17		1,250	1,190,625
Lennar Corp.
Series B
6.50%, 4/15/16		2,600	2,574,000
Levi Strauss & Co.
7.625%, 5/15/20 (b)		1,200	1,225,500
M/I Homes, Inc.
8.625%, 11/15/18		2,360	2,088,600
Marina District Finance Co., Inc.
9.50%, 10/15/15 (b)		810	757,350
9.875%, 8/15/18 (b)		1,980	1,806,750
Meritage Homes Corp.
6.25%, 3/15/15		1,250	1,231,250
MGM Resorts International
6.625%, 7/15/15 (b)		1,480	1,406,000
7.625%, 1/15/17		1,200	1,143,000
NCL Corp. Ltd.
9.50%, 11/15/18		2,000	2,085,000
11.75%, 11/15/16		1,100	1,265,000

		Principal Amount (000)	U.S. $ Value
Penn National Gaming, Inc.
8.75%, 8/15/19	U.S.$	1,367	1,486,613
Pulte Group, Inc.
7.875%, 6/15/32		1,400	1,127,000
PVH Corp.
7.375%, 5/15/20		950	1,030,750
Quiksilver, Inc.
6.875%, 4/15/15		2,840	2,637,650
Royal Caribbean Cruises Ltd.
6.875%, 12/01/13		1,000	1,055,000
7.00%, 6/15/13		1,000	1,050,000
7.25%, 6/15/16		500	537,500
Ryland Group, Inc. (The)
6.625%, 5/01/20		1,800	1,683,000
Seminole Indian Tribe of Florida
6.535%, 10/01/20 (a)		240	233,772
7.75%, 10/01/17 (a)		1,610	1,674,400
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19 (a)		1,619	1,501,622
Sheraton Holding Corp.
7.375%, 11/15/15		2,000	2,260,000
Standard Pacific Corp.
8.375%, 5/15/18		500	475,000
10.75%, 9/15/16		1,696	1,780,800
Station Casinos, Inc.
6.625%, 3/15/18 (d)(f)		4,405	0
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
8.625%, 4/15/16 (a)		852	873,300
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14 (d)(f)		750	0
WCI Communities, Inc.
6.625%, 3/15/15 (d)(f)(g)		750	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		3,100	3,441,000

			54,907,276

Consumer Cyclical - Restaurants - 0.6%
Burger King Corp.
9.875%, 10/15/18 (b)		2,330	2,536,787
CKE Restaurants, Inc.
11.375%, 7/15/18 (b)		1,863	2,030,670
Landry’s Restaurants, Inc.
11.625%, 12/01/15		1,630	1,715,575
11.625%, 12/01/15 (a)		460	484,150

			6,767,182

Consumer Cyclical - Retailers - 1.5%
Asbury Automotive Group, Inc.
8.375%, 11/15/20		901	923,525

		Principal Amount (000)	U.S. $ Value
Bon-Ton Department Stores, Inc. (The)
10.25%, 3/15/14	U.S.$	1,981	1,270,316
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19		260	254,150
Gymboree Corp.
9.125%, 12/01/18 (b)		2,650	2,318,750
Hines Nurseries, Inc.
10.25%, 10/01/11 (d)(f)(g)		1,000	0
JC Penney Corp., Inc.
6.375%, 10/15/36		1,000	836,250
7.40%, 4/01/37		1,000	930,000
Limited Brands, Inc.
6.90%, 7/15/17		1,382	1,489,105
7.60%, 7/15/37		1,000	995,000
Michaels Stores, Inc.
7.75%, 11/01/18		1,300	1,313,000
11.375%, 11/01/16		1,105	1,171,190
Neiman Marcus Group, Inc. (The)
10.375%, 10/15/15		500	519,380
Penske Automotive Group, Inc.
7.75%, 12/15/16		600	615,000
Rite Aid Corp.
8.00%, 8/15/20 (b)		1,325	1,464,125
9.50%, 6/15/17		860	784,750
Toys R US, Inc.
7.375%, 10/15/18		2,225	1,996,937
YCC Holdings LLC/Yankee Finance, Inc.
10.25%, 2/15/16 (e)		310	271,250

			17,152,728

Consumer Non-Cyclical - 7.5%
ACCO Brands Corp.
7.625%, 8/15/15		2,955	3,014,100
10.625%, 3/15/15		1,097	1,220,413
Alere, Inc.
8.625%, 10/01/18		2,405	2,368,925
AMGH Merger Sub, Inc.
9.25%, 11/01/18 (a)		1,855	1,910,650
ARAMARK Corp.
8.50%, 2/01/15		2,805	2,875,125
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc.
10.75%, 1/15/18		2,000	1,990,000
Bausch & Lomb, Inc.
9.875%, 11/01/15		2,714	2,849,700
Biomet, Inc.
11.625%, 10/15/17		2,605	2,826,425
BioScrip, Inc.
10.25%, 10/01/15		1,000	987,500
Boparan Holdings Ltd.
9.875%, 4/30/18 (a)	GBP	1,500	1,863,600
Capsugel FinanceCo SCA
9.875%, 8/01/19(a)	EUR	1,850	2,430,278
Care UK Health & Social Care PLC
9.75%, 8/01/17	GBP	1,200	1,677,240

		Principal Amount (000)	U.S. $ Value
Catalent Pharma Solutions, Inc.
9.50%, 4/15/15 (e)	U.S.$	2,567	2,637,853
CHS/Community Health Systems, Inc.
8.875%, 7/15/15 (b)		1,523	1,572,497
CityCenter Holdings LLC/CityCenter Finance Corp.
7.625%, 1/15/16 (a)		2,956	3,029,900
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		1,818	1,622,565
Cott Beverages, Inc.
8.125%, 9/01/18		275	297,000
8.375%, 11/15/17		600	647,250
Del Monte Corp.
7.625%, 2/15/19		635	609,600
DJO Finance LLC/DJO Finance Corp.
7.75%, 4/15/18		285	218,738
10.875%, 11/15/14		1,150	1,072,375
Dole Food Co., Inc.
8.00%, 10/01/16 (a)		1,695	1,767,037
Elan Finance PLC/Elan Finance Corp.
8.75%, 10/15/16		1,800	1,921,500
Elizabeth Arden, Inc.
7.375%, 3/15/21		1,325	1,378,000
Emergency Medical Services Corp.
8.125%, 6/01/19		2,466	2,459,835
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19		470	500,550
7.25%, 1/15/22		635	675,481
Grifols, Inc.
8.25%, 2/01/18		1,795	1,884,750
HCA Holdings, Inc.
7.75%, 5/15/21		2,000	2,035,000
HCA, Inc.
6.375%, 1/15/15		1,725	1,757,344
6.50%, 2/15/16		290	294,350
Health Management Associates, Inc.
7.375%, 1/15/20 (a)		750	780,000
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		1,500	1,308,750
Jarden Corp.
7.50%, 1/15/20		1,800	1,917,000
JBS Finance II Ltd.
8.25%, 1/29/18 (a)		2,400	2,178,000
Kindred Healthcare, Inc.
8.25%, 6/01/19		840	705,600
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18 (a)		1,500	1,470,000
Mylan Inc./PA
7.625%, 7/15/17 (a)		265	288,188
7.875%, 7/15/20 (a)		260	286,325
New Albertsons, Inc.
7.45%, 8/01/29		4,005	3,123,900
Picard Bondco SA
9.00%, 10/01/18 (a)	EUR	1,500	1,931,668
Pilgrim’s Pride Corp.
7.875%, 12/15/18 (b)	U.S.$	2,775	2,608,500

		Principal Amount (000)	U.S. $ Value
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
10.625%, 4/01/17 (b)	U.S.$	1,750	1,837,500
R&R Ice Cream PLC
8.375%, 11/15/17 (a)	EUR	1,450	1,632,696
Select Medical Corp.
7.625%, 2/01/15	U.S.$	1,321	1,241,740
Select Medical Holdings Corp.
6.267%, 9/15/15 (c)		1,000	840,000
Smithfield Foods, Inc.
7.75%, 7/01/17		2,000	2,190,000
Stater Bros Holdings, Inc.
7.375%, 11/15/18		700	738,500
STHI Holding Corp.
8.00%, 3/15/18 (a)		425	436,688
SUPERVALU, Inc.
8.00%, 5/01/16 (b)		170	175,525
Tenet Healthcare Corp.
6.25%, 11/01/18 (a)		881	896,418
6.875%, 11/15/31		1,500	1,230,000
8.00%, 8/01/20		400	400,500
9.25%, 2/01/15		645	678,056
Tops Holding Corp./Tops Markets LLC
10.125%, 10/15/15		1,500	1,567,500
Universal Hospital Services, Inc.
4.121%, 6/01/15 (c)		500	451,250
Valeant Pharmaceuticals International
7.00%, 10/01/20 (a)		1,000	987,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
8.00%, 2/01/18		1,985	1,970,112
Vanguard Health Systems, Inc. Zero Coupon,
2/01/16		15	9,375
Visant Corp.
10.00%, 10/01/17		1,385	1,267,275
Voyager Learning Exchange
8.375%, 12/01/14 (d)(f)(g)		1,550	0
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC
7.75%, 9/15/18		1,750	1,787,187

			89,331,334

Energy - 5.2%
Antero Resources Finance Corp.
7.25%, 8/01/19 (a)		312	319,800
9.375%, 12/01/17		2,363	2,552,040
ATP Oil & Gas Corp./United States
11.875%, 5/01/15		1,000	657,500
Basic Energy Services, Inc.
7.75%, 2/15/19		1,200	1,209,000
Bill Barrett Corp.
7.625%, 10/01/19		834	871,530
Bluewater Holding BV
3.403%, 7/17/14 (a)(c)		2,300	1,817,000

		Principal Amount (000)	U.S. $ Value
Chaparral Energy, Inc.
8.875%, 2/01/17	U.S.$	2,600	2,691,000
Chesapeake Energy Corp.
6.625%, 8/15/20		893	957,742
6.875%, 11/15/20		1,683	1,800,810
Cie Generale de Geophysique - Veritas
6.50%, 6/01/21		1,000	970,000
Cie Generale de Geophysique-Veritas
9.50%, 5/15/16		800	864,000
Citgo Petroleum Corp.
11.50%, 7/01/17 (a)		2,919	3,225,495
Complete Production Services, Inc.
8.00%, 12/15/16		1,400	1,456,000
Continental Resources, Inc./OK
7.125%, 4/01/21		724	785,540
Denbury Resources, Inc.
6.375%, 8/15/21		624	652,080
8.25%, 2/15/20		521	582,218
Edgen Murray Corp.
12.25%, 1/15/15 (b)		1,301	1,170,900
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		1,100	1,122,000
9.25%, 12/15/17		2,000	2,170,000
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (a)		1,371	1,206,480
Forest Oil Corp.
7.25%, 6/15/19		2,535	2,585,700
Helix Energy Solutions Group, Inc.
9.50%, 1/15/16 (a)		2,000	2,080,000
Hercules Offshore, Inc.
10.50%, 10/15/17 (a)(b)		625	607,812
Key Energy Services, Inc.
6.75%, 3/01/21		1,166	1,166,000
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20		1,600	1,736,000
McJunkin Red Man Corp.
9.50%, 12/15/16		2,500	2,537,500
Newfield Exploration Co.
6.625%, 9/01/14-4/15/16		1,530	1,556,587
Oasis Petroleum, Inc.
6.50%, 11/01/21		340	337,450
Offshore Group Investments Ltd.
11.50%, 8/01/15		2,450	2,649,062
Oil States International, Inc.
6.50%, 6/01/19		1,374	1,404,915
Parker Drilling Co.
9.125%, 4/01/18		129	135,773
Perpetual Energy, Inc.
8.75%, 3/15/18 (a)	CAD	1,800	1,626,052
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)	U.S.$	1,019	1,039,380
PHI, Inc.
8.625%, 10/15/18		1,250	1,253,125
Pioneer Drilling Co.
9.875%, 3/15/18 (a)		895	935,275

		Principal Amount (000)	U.S. $ Value
Pioneer Natural Resources Co.
5.875%, 7/15/16	U.S.$	500	544,147
Plains Exploration & Production Co.
6.75%, 2/01/22		1,845	1,932,637
Precision Drilling Corp.
6.50%, 12/15/21 (a)		738	752,760
Quicksilver Resources, Inc.
7.125%, 4/01/16 (b)		900	895,500
SandRidge Energy, Inc.
7.50%, 3/15/21		327	324,548
8.75%, 1/15/20		1,850	1,910,125
SESI LLC
6.375%, 5/01/19		358	364,265
7.125%, 12/15/21 (a)		1,260	1,323,000
Southwestern Energy Co.
7.50%, 2/01/18		1,000	1,152,500
Tesoro Corp.
6.25%, 11/01/12		164	168,100
6.50%, 6/01/17		1,155	1,183,875
9.75%, 6/01/19		480	538,800
W&T Offshore, Inc.
8.50%, 6/15/19 (a)		1,500	1,552,500

			61,374,523

Other Industrial - 1.4%
A123 Systems, Inc.
3.75%, 4/15/16		1,750	590,625
Briggs & Stratton Corp.
6.875%, 12/15/20		398	407,950
Brightstar Corp.
9.50%, 12/01/16 (a)		1,833	1,869,660
Education Management LLC/Education Management Finance Corp.
8.75%, 6/01/14		350	350,875
Exova Ltd.
10.50%, 10/15/18 (a)	GBP	1,044	1,292,581
Interline Brands, Inc.
7.00%, 11/15/18	U.S.$	1,753	1,814,355
Lecta SA
5.462%, 2/15/14 (a)(b)(c)	EUR	1,201	1,414,499
Liberty Tire Recycling
11.00%, 10/01/16 (a)	U.S.$	2,800	2,793,000
Mueller Water Products, Inc.
7.375%, 6/01/17		700	637,000
8.75%, 9/01/20		611	663,699
Neenah Foundry Co.
15.00%, 7/29/15 (e)(f)		331	327,439
New Enterprise Stone & Lime Co.
11.00%, 9/01/18		2,000	1,640,000
Pipe Holdings PLC
9.50%, 11/01/15 (a)	GBP	1,216	1,657,113
Wendel SA
4.375%, 8/09/17	EUR	1,100	1,192,328

			16,651,124

		Principal Amount (000)	U.S. $ Value
Services - 1.4%
Ceridian Corp.
11.25%, 11/15/15	U.S.$	2,475	1,930,500
Goodman Networks, Inc.
12.125%, 7/01/18 (a)		1,200	1,146,000
Live Nation Entertainment, Inc.
8.125%, 5/15/18 (a)		225	226,688
Lottomatica SpA
8.25%, 3/31/66 (a)	EUR	1,545	1,559,701
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	1,175	1,180,875
Realogy Corp.
Series A
11.00%, 4/15/18 (a)		1,450	826,500
Series C
11.00%, 4/15/18 (a)(b)		750	412,500
Service Corp. International/US
6.75%, 4/01/16		1,485	1,607,512
7.50%, 4/01/27		1,500	1,440,000
ServiceMaster Co./TN
10.75%, 7/15/15 (a)(e)		2,480	2,566,800
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.
10.75%, 8/01/16		670	713,550
West Corp.
7.875%, 1/15/19		1,400	1,389,500
8.625%, 10/01/18		161	162,610
11.00%, 10/15/16		1,100	1,157,750

			16,320,486

Technology - 3.6%
Advanced Micro Devices, Inc.
7.75%, 8/01/20		273	280,508
8.125%, 12/15/17		1,345	1,395,437
Amkor Technology, Inc.
6.625%, 6/01/21		1,500	1,443,750
Aspect Software, Inc.
10.625%, 5/15/17		2,126	2,205,725
CDW LLC/CDW Finance Corp.
8.00%, 12/15/18		1,750	1,824,375
8.50%, 4/01/19		2,357	2,374,677
11.50%, 10/12/15 (e)		115	120,450
CommScope, Inc.
8.25%, 1/15/19 (a)		3,300	3,300,000
CoreLogic, Inc./United States
7.25%, 6/01/21 (a)		570	545,775
CPI International, Inc.
8.00%, 2/15/18		1,233	1,023,390
DCP LLC/DCP Corp.
10.75%, 8/15/15 (a)		1,705	1,423,675
Eagle Parent, Inc.
8.625%, 5/01/19 (a)		2,316	2,211,780
Eastman Kodak Co.
7.25%, 11/15/13		141	46,530
First Data Corp.

		Principal Amount (000)	U.S. $ Value
7.375%, 6/15/19 (a)	U.S.$	750	705,000
11.25%, 3/31/16 (b)		1,750	1,452,500
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (b)		1,510	1,547,750
9.25%, 4/15/18 (a)		737	787,669
10.125%, 12/15/16 (b)		1,785	1,878,712
Interactive Data Corp.
10.25%, 8/01/18		2,300	2,518,500
Iron Mountain, Inc.
6.625%, 1/01/16		780	780,000
8.375%, 8/15/21		2,000	2,130,000
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.
10.50%, 4/15/18		1,490	1,549,600
NXP BV/NXP Funding LLC
3.153%, 10/15/13 (c)		194	194,000
9.50%, 10/15/15 (b)		730	766,500
Sanmina-SCI Corp.
7.00%, 5/15/19 (a)		700	682,500
8.125%, 3/01/16		2,171	2,241,557
Seagate HDD Cayman
6.875%, 5/01/20		1,193	1,225,808
7.00%, 11/01/21 (a)		655	671,375
Sensata Technologies BV
6.50%, 5/15/19 (a)		2,000	1,985,000
Serena Software, Inc.
10.375%, 3/15/16		470	481,750
SunGard Data Systems, Inc.
7.625%, 11/15/20		1,600	1,644,000
10.25%, 8/15/15		300	310,875
Syniverse Holdings, Inc.
9.125%, 1/15/19		813	857,715

			42,606,883

Transportation - Airlines - 0.6%
Air Canada
12.00%, 2/01/16 (a)		1,300	1,121,250
Delta Air Lines, Inc.
9.50%, 9/15/14 (a)		1,185	1,220,550
Northwest Airlines 2000-1 Class G Pass Through Trust
7.15%, 10/01/19		839	832,592
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		2,505	2,530,050
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		1,682	1,668,921

			7,373,363

Transportation - Railroads - 0.0%
Florida East Coast Railway Corp.
8.125%, 2/01/17		407	401,913

		Principal Amount (000)	U.S. $ Value
Transportation - Services - 0.8%
America West Airlines 1999-1 Pass Through Trust
Series 991G
7.93%, 1/02/19	U.S.$	1,591	1,547,692
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.75%, 5/15/16		2,055	2,070,412
EC Finance PLC
9.75%, 8/01/17 (a)	EUR	113	112,613
Hapag-Lloyd AG
9.75%, 10/15/17 (a)	U.S.$	1,250	918,750
Hertz Corp. (The)
6.75%, 4/15/19		2,187	2,192,467
7.375%, 1/15/21		226	229,673
8.875%, 1/01/14		252	253,260
Oshkosh Corp.
8.50%, 3/01/20		341	351,230
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		1,200	736,500
Swift Services Holdings, Inc.
10.00%, 11/15/18		1,067	1,123,018

			9,535,615

			581,121,862

Financial Institutions - 4.1%
Banking - 1.3%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	2,295	1,990,103
Deutsche Bank AG/London
5.50%, 9/02/15 (a)	UAH	13,600	1,378,846
HT1 Funding GmbH
6.352%, 6/30/17	EUR	1,550	989,001
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	4,650	3,357,300
Regions Bank/Birmingham AL
6.45%, 6/26/37		1,500	1,241,250
Regions Financing Trust II
6.625%, 5/15/47		700	574,000
Resona Preferred Global Securities Cayman Ltd.
7.191%, 7/30/15 (a)		1,300	1,285,495
Royal Bank of Scotland Group PLC Series U
7.64%, 9/29/17		50	26,813
Societe Generale SA
6.999%, 12/19/17	EUR	1,250	954,509
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)		2,200	2,747,693
UT2 Funding PLC
5.321%, 6/30/16		1,293	886,937

			15,431,947

		Principal Amount (000)	U.S. $ Value
Brokerage - 0.4%
E*Trade Financial Corp.
6.75%, 6/01/16	U.S.$	2,205	2,138,850
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (d)		1,690	447,850
Nuveen Investments, Inc.
10.50%, 11/15/15		1,875	1,860,937

			4,447,637

Finance - 1.0%
AGFC Capital Trust I
6.00%, 1/15/67 (a)		3,700	1,535,500
Ally Financial, Inc.
6.75%, 12/01/14		1	958
8.00%, 11/01/31		662	638,830
Series 8
6.75%, 12/01/14		2,590	2,602,950
CIT Group, Inc.
7.00%, 5/04/15-5/02/17 (a)		2,071	2,070,647
7.00%, 5/01/15-5/01/17		2	1,789
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		2,000	1,350,000
International Lease Finance Corp.
6.375%, 3/25/13		1,250	1,243,750
iStar Financial, Inc.
Series B
5.70%, 3/01/14		1,675	1,394,437
Residential Capital LLC
9.625%, 5/15/15		1,400	980,000

			11,818,861

Insurance - 0.7%
Genworth Financial, Inc.
6.15%, 11/15/66		2,500	1,350,000
Hartford Financial Services Group, Inc.
8.125%, 6/15/38		1,021	1,010,790
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		1,250	1,112,500
MBIA Insurance Corp.
14.00%, 1/15/33 (a)		3,056	1,711,360
XL Group PLC
Series E
6.50%, 4/15/17		4,000	3,130,000

			8,314,650

Other Finance - 0.5%
Harbinger Group, Inc.
10.625%, 11/15/15		1,420	1,388,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18		1,950	2,028,000
iPayment Holdings, Inc.
15.00%, 11/15/18 (a)(e)		1,187	1,071,237
iPayment, Inc.
10.25%, 5/15/18 (a)	U.S.$	2,177	2,046,380

			6,533,667

	Principal Amount (000)	U.S. $ Value
REITS - 0.2%
DDR Corp.
7.875%, 9/01/20	1,800	2,007,997

		48,554,759

Utility - 3.0%
Electric - 2.0%
AES Corp. (The)
7.375%, 7/01/21 (a)	700	754,250
7.75%, 3/01/14	1,060	1,144,800
8.00%, 10/15/17	868	954,800
Calpine Corp.
7.25%, 10/15/17 (a)	1,800	1,890,000
7.875%, 7/31/20-1/15/23 (a)	1,875	2,018,438
Dynegy Holdings LLC
7.75%, 6/01/19 (d)	1,320	864,600
8.375%, 5/01/16 (d)	635	422,275
Edison Mission Energy
7.00%, 5/15/17	1,525	991,250
7.75%, 6/15/16	958	699,340
Energy Future Holdings Corp.
10.00%, 1/15/20 (h)	798	837,900
10.875%, 11/01/17	392	315,560
Series Q
6.50%, 11/15/24	1,254	558,030
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.
10.00%, 12/01/20	1,020	1,076,100
GenOn Americas Generation LLC
8.50%, 10/01/21	1,270	1,184,275
GenOn Energy, Inc.
7.875%, 6/15/17	1,080	1,042,200
9.50%, 10/15/18 (b)	1,450	1,468,125
9.875%, 10/15/20	1,200	1,218,000
NRG Energy, Inc.
7.375%, 1/15/17	1,705	1,768,937
7.875%, 5/15/21 (a)	797	777,075
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	2,405	2,346,077
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.
11.50%, 10/01/20 (a)	626	531,318
Series A
10.25%, 11/01/15	1,570	557,350

		23,420,700

		Principal Amount (000)	U.S. $ Value
Natural Gas - 1.0%
El Paso Corp.
Series G
7.75%, 1/15/32		1,524	1,760,220
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66	U.S.$	1,760	1,883,200
Inergy LP/Inergy Finance Corp.
6.875%, 8/01/21		2,500	2,512,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		2,750	2,863,438
Sabine Pass LNG LP
7.50%, 11/30/16		2,150	2,160,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/01/21 (a)		960	972,000

			12,152,108

			35,572,808

Total Corporates - Non-Investment Grades (cost $681,592,460)			665,249,429

CORPORATES - INVESTMENT GRADES - 11.3%
Financial Institutions - 6.1%
Banking - 2.5%
American Express Co.
6.80%, 9/01/66		2,550	2,537,250
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		3,300	2,145,000
Banco Santander Chile
6.50%, 9/22/20 (a)	CLP	1,488,500	2,822,276
Barclays Bank PLC
4.75%, 3/15/20	EUR	1,890	1,149,682
4.875%, 12/15/14		600	442,634
BBVA International Preferred SAU
4.952%, 9/20/16		1,650	1,362,457
5.919%, 4/18/17	U.S.$	1,265	837,469
Series F
9.10%, 10/21/14	GBP	550	649,154
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16	U.S.$	2,750	2,722,500
Credit Agricole SA
6.637%, 5/31/17 (a)		2,908	1,686,640
Danske Bank A/S
5.914%, 6/16/14 (a)(b)		1,150	943,000
Itau Unibanco Holding SA/Cayman Island
10.50%, 11/23/15 (a)	BRL	1,100	625,382
Morgan Stanley
10.09%, 5/03/17 (a)		5,760	2,779,252
PNC Financial Services Group, Inc.
6.75%, 8/01/21	U.S.$	1,558	1,523,615
Royal Bank of Scotland PLC (The)
Series 1
5.568%, 10/27/14 (c)	AUD	1,500	1,249,667
SNS Bank NV
11.25%, 11/27/19 (a)	EUR	620	561,705

		Principal Amount (000)	U.S. $ Value
UBS AG/Jersey
4.28%, 4/15/15		2,000	1,925,127
Unicredito Italiano Capital Trust III
4.028%, 10/27/15		3,500	2,106,392
Wells Fargo & Co.
Series K
7.98%, 3/15/18	U.S.$	2,000	2,142,500

			30,211,702

Brokerage - 0.1%
GFI Group, Inc.
8.375%, 7/19/18		1,300	1,157,000

Finance - 0.3%
HSBC Finance Capital Trust IX
5.911%, 11/30/35		1,905	1,581,150
SLM Corp.
5.125%, 8/27/12		384	385,958
Series A
5.375%, 5/15/14		2,000	2,001,402

			3,968,510

Insurance - 2.3%
Allstate Corp. (The)
6.125%, 5/15/37		1,300	1,181,375
American International Group, Inc.
6.82%, 11/15/37 (a)		1,425	1,374,691
AON Corp.
8.205%, 1/01/27		690	804,230
Assured Guaranty US Holdings, Inc.
Series A
6.40%, 12/15/66		1,550	1,077,250
Aviva PLC
4.729%, 11/28/14	EUR	3,000	2,756,753
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	2,000	2,245,226
Genworth Financial, Inc.
7.70%, 6/15/20		600	570,299
Lincoln National Corp.
6.05%, 4/20/67		1,858	1,546,785
8.75%, 7/01/19		604	734,681
MetLife, Inc.
10.75%, 8/01/39		2,350	3,102,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		2,135	2,580,049
QBE Capital Funding III Ltd.
7.25%, 5/24/41 (a)		1,650	1,450,515
Suncorp Metway Insurance Ltd.
Series 1
6.75%, 9/23/24	AUD	1,000	955,622
Swiss Re Capital I LP
6.854%, 5/25/16 (a)	U.S.$	3,700	3,144,475
Transatlantic Holdings, Inc.
8.00%, 11/30/39		1,261	1,431,332
Vero Insurance Ltd.
6.15%, 9/07/25	AUD	990	944,709
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)	U.S.$	1,240	1,116,000

			27,015,992

		Principal Amount (000)	U.S. $ Value
Other Finance - 0.5%
Aviation Capital Group Corp.
6.75%, 4/06/21 (a)		650	612,417
7.125%, 10/15/20 (a)		2,489	2,433,336
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)		2,629	3,013,689
Red Arrow International Leasing PLC
8.375%, 6/30/12	RUB	1,113	34,401

			6,093,843

REITS - 0.4%
Entertainment Properties Trust
7.75%, 7/15/20	U.S.$	1,908	2,005,680
Senior Housing Properties Trust
6.75%, 12/15/21		1,350	1,372,052
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17		907	940,646

			4,318,378

			72,765,425

Industrial - 2.8%
Basic - 1.4%
Basell Finance Co. BV
8.10%, 3/15/27 (a)		1,240	1,351,600
Braskem Finance Ltd.
7.00%, 5/07/20 (a)		1,800	1,921,500
Georgia-Pacific LLC
8.875%, 5/15/31		366	503,090
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)		1,338	1,438,350
Southern Copper Corp.
7.50%, 7/27/35		3,300	3,604,600
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)		2,428	2,634,380
Vale Overseas Ltd.
6.875%, 11/21/36		4,756	5,414,949

			16,868,469

Capital Goods - 0.1%
Owens Corning
7.00%, 12/01/36		1,340	1,369,568

Communications - Telecommunications - 0.2%
Alltel Corp.
7.875%, 7/01/32		160	228,675
Qwest Corp.
6.50%, 6/01/17		610	666,425
6.875%, 9/15/33		1,570	1,559,465

			2,454,565

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Retailers - 0.3%
Macy’s Retail Holdings, Inc.
5.75%, 7/15/14	U.S.$	1,365	1,451,960
5.90%, 12/01/16		127	141,919
QVC, Inc.
7.50%, 10/01/19 (a)		1,000	1,072,500

			2,666,379

Energy - 0.4%
Nalco Co.
6.625%, 1/15/19 (a)		750	868,125
Petrohawk Energy Corp.
7.25%, 8/15/18		2,650	2,981,250
Pride International, Inc.
6.875%, 8/15/20		416	487,731
Transocean, Inc.
6.375%, 12/15/21		467	496,366

			4,833,472

Other Industrial - 0.3%
Noble Group Ltd.
6.75%, 1/29/20 (a)(b)		3,932	3,381,520

Technology - 0.0%
Motorola Solutions, Inc.
7.50%, 5/15/25		97	114,441

Transportation - Airlines - 0.1%
Delta Air Lines 2007-1 Class A Pass Through Trust
Series 071A
6.821%, 8/10/22		974	1,016,738

			32,705,152

Non Corporate Sectors - 2.2%
Agencies - Not Government Guaranteed - 2.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18 (a)		850	1,024,250
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22 (a)		11,426	11,597,390
Gazprom Via Gaz Capital SA
9.25%, 4/23/19 (a)(b)		6,400	7,608,960
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (a)		6,315	6,457,088

			26,687,688

Utility - 0.2%
Electric - 0.2%
Dominion Resources, Inc./VA
7.50%, 6/30/66		758	795,900
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)		1,199	1,390,840

			2,186,740

Total Corporates - Investment Grades (cost $128,983,825)			134,345,005

		Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 5.7%
Argentina - 2.7%
Argentina Bonos
7.00%, 10/03/15 (b)	U.S.$	19,339	17,697,351
7.82%, 12/31/33	EUR	4,975	3,911,924
Series NY
2.50%, 12/31/38 (i)	U.S.$	3,480	1,226,700
8.28%, 12/31/33		1,888	1,373,571
Series X
7.00%, 4/17/17		8,950	7,538,883

			31,748,429

Dominican Republic - 0.7%
Dominican Republic International Bond
8.625%, 4/20/27 (a)		8,385	8,552,700

El Salvador - 0.7%
El Salvador
7.375%, 12/01/19 (a)		705	761,400
7.625%, 9/21/34 (a)		762	830,580
7.65%, 6/15/35 (a)		6,996	7,135,920

			8,727,900

Ghana - 0.2%
Republic of Ghana
8.50%, 10/04/17 (a)		2,983	3,252,020

Jamaica - 0.1%
Republic of Jamaica
8.00%, 6/24/19		1,074	1,063,260

Serbia & Montenegro - 0.2%
Republic of Serbia
6.75%, 11/01/24 (a)		967	909,168
7.25%, 9/28/21 (a)		2,467	2,392,990

			3,302,158

Ukraine - 0.7%
Ukraine Government International Bond
6.58%, 11/21/16 (a)(b)		2,953	2,583,875
7.65%, 6/11/13 (a)		5,845	5,618,506

			8,202,381

United Arab Emirates - 0.3%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)		3,310	3,401,025

Total Emerging Markets - Sovereigns (cost $54,294,494)			68,249,873

		Principal Amount (000)	U.S. $ Value
EMERGING MARKETS - CORPORATE BONDS - 4.5%
Industrial - 3.7%
Basic - 1.5%
Evraz Group SA
8.25%, 11/10/15 (a)	U.S.$	1,398	1,403,243
9.50%, 4/24/18 (a)		3,834	3,905,888
Novelis, Inc./GA
8.75%, 12/15/20		3,075	3,297,937
Severstal OAO Via Steel Capital SA
9.25%, 4/19/14 (a)		2,480	2,638,100
Vedanta Resources PLC
8.75%, 1/15/14 (a)(b)		4,404	4,271,880
Winsway Coking Coal Holding Ltd.
8.50%, 4/08/16 (a)		2,530	2,011,350

			17,528,398

Communications - Media - 0.6%
Central European Media Enterprises Ltd.
11.625%, 9/15/16 (a)	EUR	1,231	1,163,051
Columbus International, Inc.
11.50%, 11/20/14 (a)	U.S.$	4,160	4,378,400
European Media Capital SA
10.00%, 2/01/15 (j)		1,574	1,370,006

			6,911,457

Communications - Telecommunications - 0.3%
Pacnet Ltd.
9.25%, 11/09/15 (a)		1,902	1,683,270
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (a)		1,500	1,468,125

			3,151,395

Consumer Cyclical - Other - 0.1%
Country Garden Holdings Co.
11.125%, 2/23/18 (a)		791	684,215
Peermont Global Pty Ltd.
7.75%, 4/30/14 (a)(b)	EUR	1,000	1,035,400

			1,719,615

Consumer Cyclical - Retailers - 0.1%
Edcon Holdings Pty Ltd.
6.926%, 6/15/15 (a)(c)		1,066	855,396

Consumer Non-Cyclical - 0.2%
CEDC Finance Corp. International, Inc.
8.875%, 12/01/16 (a)		1,400	1,286,484
9.125%, 12/01/16 (a)	U.S.$	1,150	813,625
Foodcorp Pty Ltd.
8.75%, 3/01/18 (a)	EUR	827	909,793

			3,009,902

		Principal Amount (000)	U.S. $ Value
Energy - 0.4%
Golden Close Maritime Corp., Ltd
11.00%, 12/09/15	U.S.$	1,300	1,358,170
MIE Holdings Corp.
9.75%, 5/12/16 (a)		1,500	1,335,000
Zhaikmunai LLP
10.50%, 10/19/15 (a)		1,570	1,507,200

			4,200,370

Other Industrial - 0.4%
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)		2,536	1,863,960
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		1,771	1,310,540
New Reclamation Group Pty Ltd. (The)
8.125%, 2/01/13 (a)	EUR	1,186	1,174,316

			4,348,816

Technology - 0.0%
STATS ChipPAC Ltd.
7.50%, 8/12/15 (a)	U.S.$	541	568,050

Transportation - Services - 0.1%
Inversiones Alsacia SA
8.00%, 8/18/18 (a)		1,980	1,485,596

			43,778,995

Financial Institutions - 0.7%
Banking - 0.5%
ATF Bank JSC
9.00%, 5/11/16 (a)		868	724,780
Banco BMG SA
9.15%, 1/15/16 (a)		3,750	3,562,500
Bank CenterCredit
8.625%, 1/30/14 (a)		1,654	1,620,920
Halyk Savings Bank of Kazakhstan JSC
7.25%, 1/28/21 (a)(b)		463	437,544

			6,345,744

Other Finance - 0.2%
AES El Salvador Trust
6.75%, 2/01/16 (a)		1,970	1,910,900

			8,256,644

Utility - 0.1%
Electric - 0.1%
DTEK Finance BV
9.50%, 4/28/15 (a)		1,865	1,692,487

Total Emerging Markets - Corporate Bonds (cost $59,157,727)			53,728,126

		Principal Amount (000)	U.S. $ Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.2%
Non-Agency Fixed Rate CMBS - 3.2%
Banc of America Large Loan, Inc.
Series 2009-UB1, Class A4B
5.614%, 6/24/50 (a)	U.S.$	3,500	3,285,835
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.772%, 2/10/51		2,877	2,712,087
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class AM
6.084%, 6/11/50		1,400	1,364,467
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.225%, 7/15/44		1,017	909,449
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class AM
5.509%, 9/15/39		5,900	5,520,636
CW Capital Cobalt Ltd.
Series 2006-C1, Class AMP1
5.501%, 8/15/48 (a)		482	434,847
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.309%, 11/10/45		800	813,800
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB19, Class AM
5.74%, 2/12/49		3,519	3,338,102
Series 2007-LD11, Class AM
5.817%, 6/15/49		5,105	4,349,700
Series 2007-LD12, Class AM
6.058%, 2/15/51		736	685,148
LB-UBS Commercial Mortgage Trust
Series 2007-C3, Class AM
5.941%, 7/15/44		1,486	1,398,491
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,000	1,737,378
Morgan Stanley Capital I
Series 2005-HQ6, Class AJ
5.073%, 8/13/42		948	881,900
Series 2006-IQ12, Class AM
5.37%, 12/15/43		7,700	7,626,041
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class AM
5.466%, 1/15/45		2,100	2,137,222
Series 2007-C34, Class AM
5.818%, 5/15/46		400	385,563
WFDB Commercial Mortgage Trust
Series 2011-BXR, Class E
6.403%, 7/05/24 (a)	U.S.$	943	959,099

			38,539,765

	Principal Amount (000)	U.S. $ Value
Non-Agency Floating Rate CMBS - 1.0%
Commercial Mortgage Pass Through Certificates
Series 2007-FL14, Class C
0.578%, 6/15/22 (a)(c)	412	378,304
GS Mortgage Securities Corp II
5.309%, 8/10/44 (a)	3,152	2,604,654
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AM
6.005%, 9/15/45	2,747	2,584,564
Lehman Brothers
Series 2006-LLFA, Class E
0.568%, 9/15/21 (a)(c)	532	456,120
Series 2006-LLFA, Class H
0.678%, 9/15/21 (a)(c)	1,216	921,324
Series 2006-LLFA, Class K
1.078%, 9/15/21 (a)(c)	399	220,630
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class G
0.643%, 9/15/21 (a)(c)	3,500	2,487,464
Series 2006-WL7A, Class H
0.683%, 9/15/21 (a)(c)	1,279	819,460
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.25%, 6/15/44 (a)(h)	1,022	825,451

		11,297,971

Total Commercial Mortgage-Backed Securities (cost $46,102,027)		49,837,736

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
Non-Agency Floating Rate - 2.5%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2007-2, Class 1A1
2.328%, 12/25/46 (c)	1,508	882,617
Citigroup Mortgage Loan Trust
Series 2006-AR3, Class 1A2A
5.672%, 6/25/36	3,471	2,819,258
Countrywide Alternative Loan Trust
Series 2007-7T2, Class A3
0.894%, 4/25/37 (c)	5,576	2,936,184
Countrywide Home Loan Mortgage Pass Through Trust
Series 2007-13, Class A7
0.894%, 8/25/37 (c)	2,615	1,918,297
Greenpoint Mortgage Funding Trust
Series 2007-AR3, Class A1
0.514%, 6/25/37 (c)	1,783	967,800

		Principal Amount (000)	U.S. $ Value
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.505%, 7/19/47 (c)	U.S.$	2,000	1,181,933
Indymac Index Mortgage Loan Trust
Series 2006-AR37, Class 2A1
5.37%, 2/25/37		1,160	718,682
Lehman XS Trust
Series 2007-15N, Class 4A1
1.194%, 8/25/47 (c)		1,099	598,687
Series 2007-4N, Class 3A2A
0.958%, 3/25/47 (c)		2,970	1,638,515
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.458%, 9/25/35		2,784	2,417,370
Series 2006-9, Class 4A1
5.855%, 10/25/36		1,714	1,103,775
Structured Asset Mortgage Investments, Inc.
Series 2007-AR6, Class A1
1.708%, 8/25/47 (c)		4,585	2,311,623
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-AR11, Class 3A1A
1.128%, 9/25/46 (c)		2,358	1,105,311
Series 2006-AR5, Class A1A
1.198%, 6/25/46 (c)		1,095	707,426
Series 2007-HY3, Class 4A1
2.607%, 3/25/37		3,530	2,641,239
Series 2007-OA3, Class 2A1A
0.968%, 4/25/47 (c)		1,272	792,137
Series 2007-OA4, Class A1A
0.968%, 4/25/47 (c)		1,446	629,950
Series 2007-OA5, Class 1A
0.958%, 6/25/47 (c)		6,288	3,638,286

			29,009,090

Non-Agency Fixed Rate - 1.3%
Chaseflex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,293	780,786
Citimortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		3,044	1,952,440
Countrywide Alternative Loan Trust
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,673	968,435
Series 2006-J1, Class 1A10
5.50%, 2/25/36		4,249	2,766,935
Series 2006-J5, Class 1A1
6.50%, 9/25/36		2,223	1,417,047
First Horizon Alternative Mortgage Pass Through Certificates
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		1,733	1,200,986
Washington Mutual Alternative Mortgage Pass-Through Certificates

		Principal Amount (000)	U.S. $ Value
Series 2006-7, Class A3
6.081%, 9/25/36	U.S.$	2,459	1,356,058
Series 2006-7, Class A4
6.171%, 9/25/36		2,588	1,414,888
Series 2006-9, Class A4
5.986%, 10/25/36		2,785	1,538,012
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		3,301	2,127,769

			15,523,356

Non-Agency ARMs - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
2.69%, 3/25/36 (c)		2,029	1,246,248

Total Collateralized Mortgage Obligations (cost $51,669,674)			45,778,694

QUASI-SOVEREIGNS - 3.5%
Quasi-Sovereign Bonds - 3.5%
Indonesia - 0.3%
Majapahit Holding BV
7.75%, 10/17/16 (a)		2,165	2,430,212
7.875%, 6/29/37 (a)		699	821,325
8.00%, 8/07/19 (a)		330	386,100

			3,637,637

Kazakhstan - 0.8%
Intergas Finance BV
6.375%, 5/14/17 (a)		3,640	3,712,800
KazMunayGas National Co.
6.375%, 4/09/21 (a)		2,450	2,486,750
7.00%, 5/05/20 (a)		2,658	2,810,835
9.125%, 7/02/18 (a)		250	291,250

			9,301,635

Philippines - 0.1%
Power Sector Assets & Liabilities Management Corp.
7.25%, 5/27/19 (a)		1,250	1,509,375

Russia - 1.9%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.299%, 5/15/17 (a)		8,227	8,216,716
7.50%, 3/25/13	RUB	86,000	2,657,124
7.75%, 5/29/18 (a)	U.S.$	11,600	12,354,000

			23,227,840

Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd.
9.75%, 8/14/19 (a)		1,675	1,976,500

		Principal Amount (000)	U.S. $ Value
Ukraine - 0.2%
National JSC Naftogaz of Ukraine
9.50%, 9/30/14	U.S.$	2,542	2,376,770

Total Quasi-Sovereigns (cost $33,504,550)			42,029,757

EMERGING MARKETS - TREASURIES - 3.4%
Colombia - 0.1%
Republic of Colombia
9.85%, 6/28/27	COP	1,927,000	1,423,207

Dominican Republic - 0.5%
Dominican Republic International Bond
16.00%, 7/10/20 (a)	DOP	229,800	5,864,099

Egypt - 0.2%
Arab Republic of Egypt
8.75%, 7/18/12 (a)	EGP	16,620	2,354,621

Hungary - 0.7%
Hungary Government Bond
Series 14/C
5.50%, 2/12/14	HUF	970,820	3,728,106
Series 15/A
8.00%, 2/12/15		464,360	1,844,328
Series 16/C
5.50%, 2/12/16		697,550	2,505,592

			8,078,026

Indonesia - 0.9%
Indonesia Recap Linked Note
10.00%, 7/18/17	IDR	47,971,000	6,421,263
JP Morgan
9.50%, 5/17/41		27,844,000	3,844,268

			10,265,531

Philippines - 0.3%
Republic of Philippines
6.25%, 1/14/36	PHP	143,000	3,309,657

Russia - 0.2%
Russia - Recap Linked Note
7.50%, 3/15/18	RUB	93,062	2,794,403

Turkey - 0.4%
Turkey Government Bond
11.00%, 8/06/14	TRY	9,155	4,906,838

Ukraine - 0.1%
Ukraine-Recap Linked Note
5.50%, 9/02/15 (a)	UAH	13,600	1,377,318

Total Emerging Markets - Treasuries (cost $41,994,726)			40,373,700

		Principal Amount (000)	U.S. $ Value
BANK LOANS - 2.9%
Industrial - 2.5%
Basic - 0.2%
Ineos US Finance LLC
7.50%, 12/16/13 (c)	U.S.$	163	165,147
8.00%, 12/16/14 (c)		187	189,958
NewPage Corporation
8.00%, 3/08/13 (c)		2,000	2,011,660

			2,366,765

Capital Goods - 0.4%
Harbor Freight Tools USA, Inc./Central Purchasing LLC
6.50%, 12/22/17 (c)		3,250	3,223,280
Hawker Beechcraft Acquisition Company LLC
10.50%, 3/26/14 (c)		1,807	1,425,940

			4,649,220

Communications - Media - 0.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.55%, 7/03/14 (c)		541	459,525
Charter Communications Operating, LLC
2.30%, 3/06/14 (c)		27	26,532
7.25%, 3/06/14 (c)		34	33,382
Clear Channel Communications, Inc.
3.95%, 1/29/16 (c)		163	120,494
Univision Communications, Inc.
4.55%, 3/31/17 (c)		2,323	2,063,884
WideOpenWest Finance, LLC
2.79%-4.75%, 6/30/14 (c)		971	904,939

			3,608,756

Consumer Cyclical - Automotive - 0.2%
Allison Transmission, Inc.
2.78%, 8/07/14 (c)		11	10,734
Federal-Mogul Corporation
2.21%-2.22%, 12/29/14 (c)		1,297	1,197,159
2.21%-2.22%, 12/28/15 (c)		662	610,795

			1,818,688

Consumer Cyclical - Entertainment - 0.2%
ClubCorp Club Operations, Inc.
6.00%, 11/30/16 (c)		1,361	1,351,041
Las Vegas Sands LLC
2.93%, 11/23/16 (c)		555	531,459

			1,882,500

		Principal Amount (000)	U.S. $ Value
Consumer Cyclical - Other - 0.2%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.29%-3.42%, 1/28/15 (c)	U.S.$	1,210	1,049,167
Great Atlantic & Pacific Tea Company, Inc., The
8.75%, 6/14/12		130	130,162
Harrah’s Las Vegas Propco, LLC
3.27%, 2/13/13 (c)		1,500	1,089,375

			2,268,704

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
6.25%, 2/23/17 (c)		494	483,692
Rite Aid Corporation
2.03%-2.05%, 6/04/14 (c)		962	908,632

			1,392,324

Consumer Non-Cyclical - 0.2%
HCA Inc.
3.55%, 5/01/18 (c)		398	376,114
Immucor, Inc.
7.25%, 8/19/18 (c)		1,995	2,003,978

			2,380,092

Energy - 0.1%
CITGO Petroleum Corporation
9.00%, 6/24/17 (c)		1,231	1,248,401

Other Industrial - 0.1%
Gavilon Group LLC, The
6.00%, 12/06/16 (c)		404	400,217
Kinetic Concepts Inc. (Chiron Merger Sub Inc.)
7.00%, 5/04/18 (c)		1,125	1,134,000

			1,534,217

Services - 0.3%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (c)		505	496,064
Aveta, Inc.
8.50%, 4/14/15 (c)		323	317,508
Global Cash Access, Inc.
7.00%, 3/01/16 (c)		414	411,870
Realogy Corporation
3.44%, 10/10/13 (c)		2,089	1,939,225

		Principal Amount (000)	U.S. $ Value
Sabre, Inc.
2.30%-2.43%, 9/30/14 (c)	U.S.$	735	606,251
ServiceMaster Co., (The)
2.78%-3.03%, 7/24/14 (c)		177	168,744
2.80%, 7/24/14 (c)		18	16,804

			3,956,466

Technology - 0.2%
First Data Corporation
3.04%, 9/24/14 (c)		1,315	1,191,041
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (c)		1,895	1,705,725

			2,896,766

Transportation - Services - 0.0%
Swift Transportation Co., LLC
6.00%, 12/21/16 (c)		192	191,637

			32,069,536

Utility - 0.2%
Electric - 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.81%, 11/01/13 (c)		219	209,984
4.81%, 5/01/14 (c)		1,000	898,000
Texas Competitive Electric Holdings Company LLC (TXU)
3.78%, 10/10/14 (c)		1,632	1,135,069

			2,243,053

Financial Institutions - 0.2%
Finance - 0.2%
Delos Aircraft, Inc.
7.00%, 3/17/16 (c)		106	105,946
International Lease Finance Corp. (Delos Aircraft, Inc.)
6.75%, 3/17/15 (c)		144	144,267
iStar Financial, Inc.
7.00%, 6/30/14 (c)		1,675	1,615,336

			1,865,549

Total Bank Loans (cost $35,470,791)			34,303,138

GOVERNMENTS - TREASURIES - 2.6%
Brazil - 1.8%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	9,146	4,856,703
Republic of Brazil
12.50%, 1/05/16-1/05/22		24,922	16,831,937

			21,688,640

		Principal Amount (000)	U.S. $ Value
South Africa - 0.8%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	10,750	1,354,256
Series R207
7.25%, 1/15/20		60,872	7,242,103
Series R208
6.75%, 3/31/21		490	55,982

			8,652,341

Total Governments - Treasuries (cost $26,346,840)			30,340,981

GOVERNMENTS - SOVEREIGN BONDS - 1.5%
Brazil - 0.1%
Republic of Brazil
8.75%, 2/04/25	U.S.$	515	769,925

Cote D’Ivoire - 0.6%
Ivory Coast Government International Bond
2.50%, 12/31/32 (a)(d)(i)		12,917	6,426,207

Croatia - 0.6%
Republic of Croatia
6.625%, 7/14/20 (a)		4,000	3,730,000
6.75%, 11/05/19 (a)		3,350	3,165,750

			6,895,750

Lithuania - 0.1%
Republic of Lithuania
7.375%, 2/11/20 (a)		1,498	1,617,840

Panama - 0.1%
Republic of Panama
6.70%, 1/26/36		3	3,900
9.375%, 4/01/29		1,000	1,590,000

			1,593,900

Total Governments - Sovereign Bonds (cost $17,388,665)			17,303,622

ASSET-BACKED SECURITIES - 1.2%
Home Equity Loans - Fixed Rate - 1.0%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		895	482,381
Series 2006-1, Class AF6
5.526%, 7/25/36		2,161	1,687,107
Series 2006-15, Class A6
5.826%, 10/25/46		1,779	1,184,789
CSAB Mortgage Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,567	1,003,518
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,800	1,287,291

		Principal Amount (000)	U.S. $ Value
Series 2006-10, Class AF3
5.985%, 6/25/36	U.S.$	1,771	923,450
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		2,500	2,017,263
Series 2007-6, Class 3A5
5.72%, 5/25/37		824	576,488
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,842	946,246
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,821	1,184,558

			11,293,091

Home Equity Loans - Floating Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2007-S2, Class A1
0.434%, 5/25/37 (c)		293	287,334
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB2, Class A2C
5.623%, 2/25/37 (c)		3,400	1,577,659
GSAA Trust
Series 2006-6, Class AF4
5.277%, 3/25/36 (c)		1,468	649,839
Series 2006-6, Class AF5
5.277%, 3/25/36 (c)		945	418,322

			2,933,154

Total Asset-Backed Securities (cost $15,838,882)			14,226,245

		Shares
PREFERRED STOCKS - 0.8%
Financial Institutions - 0.8%
Banking - 0.4%
Citigroup Capital XIII
7.875% (h)		49,625	1,293,228
Zions Bancorporation
9.50%		138,946	3,508,386

			4,801,614

Finance - 0.4%
Ally Financial, Inc.
7.00% (a)		792	567,740
8.50%		52,000	936,000
Citigroup Capital XII
8.50%		99,000	2,490,840

			3,994,580

Company		Shares	U.S. $ Value
Insurance - 0.0%
XLIT Ltd.
3.526% (c)		600	417,188

REITS - 0.0%
Sovereign Real Estate Investment Trust
12.00% (a)		185	205,814

			9,419,196

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (k)		80,000	110,400

Total Preferred Stocks (cost $10,842,449)			9,529,596

		Principal Amount (000)
SUPRANATIONALS - 0.7%
Eurasian Development Bank
7.375%, 9/29/14 (a)	U.S.$	1,690	1,766,050
European Investment Bank
Zero Coupon, 4/24/13 (a)	IDR	65,759,400	6,478,398

Total Supranationals (cost $8,556,011)			8,244,448

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.6%
Argentina - 0.2%
Provincia de Cordoba
12.375%, 8/17/17 (a)	U.S.$	2,341	1,966,440

Colombia - 0.4%
Bogota Distrio Capital
9.75%, 7/26/28 (a)	COP	7,758,000	5,296,556

Total Local Governments - Regional Bonds (cost $5,651,745)			7,262,996

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.6%
United States - 0.6%
California GO
7.60%, 11/01/40	U.S.$	750	926,032
7.95%, 3/01/36		1,915	2,165,444
Illinois GO
7.35%, 7/01/35		1,915	2,112,475
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home)
8.375%, 1/01/46		1,520	1,568,777

Total Local Governments - Municipal Bonds (cost $6,130,656)			6,772,728

INFLATION-LINKED SECURITIES - 0.4%
Uruguay - 0.4%
Republica Orient Uruguay
3.70%, 6/26/37	UYU	46,971	2,047,980
4.25%, 4/05/27	UYU	55,637	2,719,956

Total Inflation-Linked Securities (cost $4,419,984)			4,767,936

		Shares	U.S. $ Value
COMMON STOCKS - 0.2%
Abitibibowater, Inc. (f)(g)(k)		5,000	0
American Media Operations, Inc. (f)(g)		19,908	258,804
American Media, Inc. (g)(j)		12,978	0
AOT Bedding Super Holdings, LLC (f)(g)		52	0
Fairpoint Communications, Inc. (k)		5,519	23,898
Gallery Capital SA (g)(l)		591	738,750
Greektown Superholdings, Inc. (f)(g)(k)		692	48,440
Keystone Automotive Operations, Inc. (f)		106,736	1,334,204
Magnachip Semiconductor (f)(g)		450	3,366
Merisant Co. (f)(g)		999	0
Neenah Enterprises, Inc. (f)(g)(k)		58,200	378,300
U.S. Shipping Corp. (f)(g)		31,398	0

Total Common Stocks (cost $3,663,858)			2,785,762

		Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Spain - 0.1%
Instituto de Credito Oficial
4.53%, 3/17/16
(cost $1,195,418)	CAD	1,300	1,161,163

		Shares
WARRANTS - 0.0%
Alion Science And Technology Corp., expiring 11/01/14 (f)(g)(j)(k)		900	0
Fairpoint Communications, Inc., expiring 1/24/18 (f)(g)(k)		9,408	0
Ipayment Holdings, Inc., expiring 11/15/18 (k)		1,142	0
Magnachip Semiconductor, expiring 12/31/49 (f)(g)(k)		18,000	99,180
Talon Equity Co. NV, expiring 11/24/15 (f)(k)		1,059	0

Total Warrants (cost $0)			99,180

	Contracts	U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
CNY/USD Expiration: Aug 2012, Exercise Price: CNY 7.00 (k) (cost $257,368)	620,000,000	97,718

	Shares
SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (m) (cost $28,392,731)	28,392,731	28,392,731

Total Investments - 106.6% (cost $1,261,454,881) (n)		1,264,880,564
Other assets less liabilities - (6.8)% (o)		(78,622,385)

Net Assets - 100.0%		$1,186,258,179

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse First Boston:
Chinese Yuan Renminbi settling 1/13/12 (1)	108,604	$16,754,044	$17,200,261	$446,217
Deutsche Bank:
Norwegian Krone settling 1/27/12	72,057	12,130,880	12,038,618	(92,262)
Goldman Sachs:
Brazilian Real settling 1/04/12 (1)	37,435	19,956,642	20,069,518	112,876
Brazilian Real settling 1/04/12 (1)	37,435	20,278,802	20,069,518	(209,284)
Mexican Peso settling 1/20/12	159,610	11,477,778	11,423,557	(54,221)
Standard Chartered Bank:
Chinese Yuan Renminbi settling 1/13/12 (1)	39,441	6,199,881	6,209,694	9,813
Chinese Yuan Renminbi settling 1/13/12 (1)	19,934	3,135,257	3,138,492	3,235
Chinese Yuan Renminbi settling 1/13/12 (1)	49,023	7,732,322	7,718,386	(13,936)
Russian Ruble settling 1/13/12 (1)	11,409	359,668	353,746	(5,922)
UBS Securities LLC:
Malaysian Ringgit settling 1/20/12	20,182	6,333,027	6,364,958	31,931
Sale Contracts
Barclays Capital Inc.:
South African Rand settling 1/20/12	64,330	7,639,388	7,945,119	(305,731)
Brown Brothers Harriman & Co.: Euro
settling 1/31/12	1,178	1,591,379	1,524,778	66,601
Credit Suisse First Boston:
Australian Dollar settling 1/06/12	2,932	2,823,878	2,998,087	(174,209)
Hungarian Forint settling 1/20/12	1,946,682	8,308,504	7,983,285	325,219
Goldman Sachs:
Brazilian Real settling 1/04/12 (1)	37,435	20,065,753	20,069,518	(3,765)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at December 31, 2011	Unrealized Appreciation/ (Depreciation)
Brazilian Real settling 1/04/12 (1)	37,435	$19,956,642	$20,069,518	$(112,876)
Brazilian Real settling 2/02/12 (1)	37,435	20,142,411	19,919,825	222,586
British Pound settling 1/19/12	6,083	9,423,993	9,445,560	(21,567)
Colombian Peso settling 1/13/12	7,204,138	3,713,473	3,718,457	(4,984)
HSBC Securities Inc.:
Canadian Dollar settling 1/05/12	4,075	3,944,809	3,999,661	(54,852)
Royal Bank of Scotland: Euro
settling 1/19/12	64,944	84,530,118	84,062,696	467,422
Standard Chartered Bank:
Chinese Yuan Renminbi settling 1/13/12 (1)	20,019	3,154,391	3,170,595	(16,204)
Chinese Yuan Renminbi settling 1/13/12 (1)	49,023	7,735,372	7,764,082	(28,710)
Chinese Yuan Renminbi settling 1/13/12 (1)	39,561	6,222,287	6,265,583	(43,296)
Indonesian Rupiah settling 1/20/12	151,537,554	16,608,675	16,445,670	163,005
Malaysian Ringgit settling 1/20/12	20,047	6,288,893	6,322,485	(33,592)

				$673,494

(1)	Contract represents a non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	$243,000	12/23/16	1.27%	3 Month LIBOR	$(549,523)
Morgan Stanley	179,300	12/23/18	3 Month LIBOR	1.69%	704,261

					$154,738

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE and INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Liz Claiborne, Inc., 5% 7/8/13, 12/20/13*	(5.00)%	3.26%	$440	$(15,220)	$(8,800)	$(24,020)
The McClatchy Company, 5.75% 9/1/17, 12/20/13*	(5.00)	8.75	440	27,699	(16,500)	11,199

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International:
CDX NAHY-11 5 Yr Index, 12/20/13*	(0.00)%	107.39%	$3,275	$2,538,039	$(1,827,650)	$710,389
JPMorgan Chase Bank:
Fiat SpA, 6.625% 2/15/13, 12/20/16*+	(5.00)	10.45	1,200	213,240	(189,000)	24,240
MBIA, Inc., 6.625% 10/1/28, 12/20/13*+	(5.00)	8.51	890	52,428	(93,450)	(41,022)
Sale Contracts
Bank of America:
Boyd Gaming Corp., 6.75% 4/15/14, 3/20/16*	5.00	10.57	2,000	(326,402)	135,000	(191,402)
Barclays Capital Inc.:
Alcatel-Lucent USA Inc., 6.5% 1/15/28, 6/20/16*	5.00	13.91	2,000	(488,631)	(111,193)	(599,824)
Amkor Technology, Inc., 9.25% 6/1/16, 6/20/16*	5.00	6.17	2,000	(79,887)	(76,028)	(155,915)
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	6.86	18,130	(1,213,502)	1,654,363	440,861
CDX NAIG-15 5 Year Index, 12/20/15*	1.00	6.28	1,400	(274,445)	164,549	(109,896)
Community Health Systems, Inc., 8.875% 7/15/15, 6/20/16*	5.00	7.59	2,000	(172,195)	65,000	(107,195)
Freescale Semiconductor, Inc., 8.875% 12/15/14, 6/20/16*	5.00	9.90	1,420	(216,123)	39,052	(177,071)
NXP BV, 8.625% 10/15/15, 3/20/16*	5.00	8.41	1,350	(143,820)	(79,842)	(223,662)
Rite Aid Corporation, 7.7% 2/15/27, 3/20/12*	5.00	5.21	2,700	3,639	(35,074)	(31,435)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Citibank:
CDX NAHY-17 5 Year Index, 12/20/16*	5.00%	6.86%	$13,132	$(878,968)	$1,559,425	$680,457
Ford Motor Company, 6.5% 8/1/18, 6/20/16*	5.00	4.11	2,700	97,340	(258,290)	(160,950)
Credit Suisse First Boston:
CDX NAHY-15 5 Year Index, 12/20/15*	5.00	9.90	3,100	(679,783)	322,400	(357,383)
CDX NAHY-15 5 Year Index, 12/20/15*	5.00	9.90	3,500	(767,010)	361,375	(405,635)
MGM Resorts International, 5.875% 2/27/14, 3/20/16*	5.00	7.78	1,300	(114,850)	42,250	(72,600)
MGM Resorts International, 7.625% 1/15/17, 6/20/13*	5.00	4.98	2,000	4,161	(50,000)	(45,839)
Wind Acquisition Finance S.A., 11% 12/1/15, 6/20/16*	5.00	12.75	3,300	(726,526)	(155,766)	(882,292)
Goldman Sachs Bank USA:
CDX NAHY-15 3 Yr Index, 12/20/13*	5.00	32.37	12,460	(5,171,842)	2,280,777	(2,891,065)
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	6.86	12,936	(865,850)	1,552,320	686,470
CDX NAIG-15 5 Year Index, 12/20/15*	1.00	6.28	2,150	(421,411)	286,219	(135,192)
Mediacom LLC, 9.125% 8/15/19, 3/20/16*	5.00	5.08	2,750	(3,152)	116,875	113,723
Tenet Healthcare Corp., 6.875% 11/15/31, 9/20/16*	5.00	6.70	2,700	(161,979)	81,000	(80,979)
Morgan Stanley:
AK Steel Holding Corporation, 7.625% 5/15/20, 3/20/16*	5.00	9.05	1,350	(167,383)	(21,988)	(189,371)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at December 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Boyd Gaming Corporation, 6.75% 4/15/14, 6/20/13*	5.00%	7.10%	$1,350	$(36,175)	$(30,375)		$(66,550)
CDX NAHY-17 5 Year Index, 12/20/16*	5.00	6.86	6,468	(432,925)	768,075		335,150
RSHB Capital S.A., 7.175% 5/16/13, 11/20/13*	9.75	1.69	3,400	546,340	– 0	–	546,340

							$(3,400,469)

*	Termination date
+	The fund had collateral received from the swap counterparty. The aggregate market value of the securities amounted to $594,626.

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity		U.S. $ Value at December 31, 2011
Barclays Capital Inc.†	178	USD	(2.50	)%*	– 0	–	$177,070
Barclays Capital Inc.†	744	USD	(2.00	)%*	– 0	–	740,321
Barclays Capital Inc.†	784	USD	(1.63	)%*	– 0	–	783,665
Barclays Capital Inc.†	539	EUR	(1.50	)%*	– 0	–	696,604
Barclays Capital Inc.†	2,839	USD	(1.00	)%*	– 0	–	2,834,248
Barclays Capital Inc.†	721	EUR	(0.75	)%*	– 0	–	932,533
Barclays Capital Inc.†	2,220	USD	(0.75	)%*	– 0	–	2,216,652
Barclays Capital Inc.†	902	USD	(0.75	)%*	– 0	–	901,681
Barclays Capital Inc.†	810	EUR	(0.75	)%*	– 0	–	1,048,079
Barclays Capital Inc.†	1,415	USD	(0.75	)%*	– 0	–	1,414,617
Barclays Capital Inc.†	1,143	USD	(0.63	)%*	– 0	–	1,141,551
Barclays Capital Inc.†	605	USD	(0.30	)%*	– 0	–	604,404
Barclays Capital Inc.†	422	USD	(0.25	)%*	– 0	–	421,761
Barclays Capital Inc.†	374	EUR	(0.25	)%*	– 0	–	483,884
Barclays Capital Inc.†	3,986	USD	(0.25	)%*	– 0	–	3,983,879
Barclays Capital Inc.†	2,223	USD	(0.25	)%*	– 0	–	2,223,055
Barclays Capital Inc.†	2,618	USD	0.00%		– 0	–	2,618,200
Barclays Capital Inc.†	951	USD	0.10%		– 0	–	951,485
ING Bank Amsterdam†	234	USD	(5.13	)%*	– 0	–	233,459
ING Bank Amsterdam†	208	USD	(4.50	)%*	– 0	–	206,737
ING Bank Amsterdam†	812	USD	(1.50	)%*	– 0	–	810,797
ING Bank Amsterdam†	1,788	USD	(1.50	)%*	– 0	–	1,786,063
ING Bank Amsterdam†	740	USD	(1.00	)%*	– 0	–	738,492
ING Bank Amsterdam†	3,505	USD	(1.00	)%*	– 0	–	3,498,441
ING Bank Amsterdam†	745	USD	(0.75	)%*	– 0	–	743,617
ING Bank Amsterdam†	1,363	USD	(0.75	)%*	– 0	–	1,361,489
ING Bank Amsterdam†	2,379	USD	(0.75	)%*	– 0	–	2,375,729
ING Bank Amsterdam†	695	USD	(0.50	)%*	– 0	–	694,620
ING Bank Amsterdam†	905	USD	(0.50	)%*	– 0	–	904,374
ING Bank Amsterdam†	237	USD	(0.38	)%*	– 0	–	237,063
ING Bank Amsterdam†	2,629	USD	(0.38	)%*	– 0	–	2,628,771
ING Bank Amsterdam†	614	USD	(0.25	)%*	– 0	–	614,118
ING Bank Amsterdam†	1,584	USD	(0.25	)%*	– 0	–	1,584,012
ING Bank Amsterdam†	988	USD	(0.25	)%*	– 0	–	987,613
ING Bank Amsterdam†	560	USD	0.00%		– 0	–	559,740

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity		U.S. $ Value at December 31, 2011
ING Bank Amsterdam†	647	USD	0.00%		– 0	–	$646,500
ING Bank Amsterdam†	1,108	USD	0.00%		– 0	–	1,108,250
ING Bank Amsterdam†	13,330	USD	0.15%		– 0	–	13,330,236
JPMorgan Chase Bank†	401	USD	(0.25	)%*	– 0	–	400,439
Nomura International†	1,024	EUR	(0.25	)%*	– 0	–	1,325,127
Nomura International†	1,637	USD	(0.25	)%*	– 0	–	1,636,714
Nomura International†	861	USD	(0.20	)%*	– 0	–	860,885
Nomura International†	862	USD	(0.10	)%*	– 0	–	862,345
Nomura International†	1,101	USD	0.00%		– 0	–	1,101,000
Nomura International†	720	USD	0.00%		– 0	–	720,000

							$66,130,320

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2011.
*	Interest payment due from counterparty.

UNFUNDED LOAN COMMITMENTS

As of December 31, 2011, the Fund had the following unfunded loan commitment of $5,375,000, which may be drawn at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost			Value
General Motors Holding, LLC Revolver LIBOR +2.75% 10/27/15	$3,500,000	$	– 0	–	$(456,750)
Samson Investment Company 8.00% 12/20/12	$1,875,000		– 0	–	– 0 –

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $451,947,446 or 38.1% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $66,405,527.
(c)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(d)	Security is in default and is non-income producing.
(e)	Pay-In-Kind Payments (PIK).
(f)	Illiquid security.
(g)	Fair valued.
(h)	Variable rate coupon, rate shown as of December 31, 2011.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2011.
(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of December 31, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Alion Science And Technology Corp.	6/20/10	$	– 0 –	$	– 0 –	0.00%
American Media, Inc.	3/04/09		287,500		– 0 –	0.00%
European Media Capital SA
10.00%, 2/01/15	8/18/10		1,488,519		1,262,824	0.11%
European Media Capital SA
10.00%, 2/01/15	8/18/10		144,395		107,182	0.01%

(k)	Non-income producing security.
(l)	Restricted and illiquid security.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	As of December 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,686,297 and gross unrealized depreciation of investments was $(73,260,614), resulting in net unrealized appreciation of $3,425,683.
(o)	An amount of $10,583,000 has been segregated to collateralize interest rate and credit default swap contracts outstanding at December 31, 2011.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of December 31, 2011, the fund’s total exposure to subprime investments was 5.03% of net assets. These investments are valued in accordance with the fund’s Valuation Policies.

Currency Abbreviations:

AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CLP	–	Chilean Peso
CNY	–	Chinese Yuan Renminbi
COP	–	Colombian Peso
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	Great British Pound
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
PHP	–	Philippine Peso
RUB	–	Russian Ruble
TRY	–	Turkish Lira
UAH	–	Ukrainian Hryvnia
UYU	–	Uruguayan Peso
ZAR	–	South African Rand

Glossary:

ARMs	–	Adjustable Rate Mortgages
GO	–	General Obligation
MBIA	–	MBIA Insurance Corporation
OJSC	–	Open Joint Stock Company
REIT	–	Real Estate Investment Trust

Country Breakdown*

60.0%	United States
5.3%	Russia
3.8%	Brazil
2.7%	Argentina
2.4%	United Kingdom
1.3%	Luxembourg
1.2%	Netherlands
1.1%	Dominican Republic
1.1%	Indonesia
1.1%	Ukraine
1.1%	Kazakhstan
1.0%	South Africa
1.0%	Germany
14.7%	Other
2.2%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2011. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Canada, Chile, China, Colombia, Cote D’Ivoire, Croatia, Czech Republic, Denmark, Egypt, El Salvador, France, Ghana, Hong Kong, Hungary, India, Ireland, Italy, Jamaica, Japan, Lithuania, New Zealand, Norway, Panama, Peru, Philippines, Poland, Serbia & Montenegro, Singapore, Spain, Supranational, Switzerland, Trinidad & Tobago, Turkey, United Arab Emirates and Uruguay.

AllianceBernstein Global High Income Fund

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grades	$	– 0	–	$661,421,070		$3,828,359		$665,249,429
Corporates - Investment Grades		– 0	–	131,622,505		2,722,500		134,345,005
Emerging Markets - Sovereigns		– 0	–	64,848,848		3,401,025		68,249,873
Emerging Markets - Corporate Bonds		– 0	–	50,999,950		2,728,176		53,728,126
Commercial Mortgage-Backed Securities		– 0	–	– 0	–	49,837,736		49,837,736
Collateralized Mortgage Obligations		– 0	–	– 0	–	45,778,694		45,778,694
Quasi-Sovereigns		– 0	–	39,652,987		2,376,770		42,029,757
Emerging Markets - Treasuries		– 0	–	30,337,880		10,035,820		40,373,700
Bank Loans		– 0	–	– 0	–	36,178,138		36,178,138
Governments - Treasuries		– 0	–	30,340,981		– 0	–	30,340,981
Governments - Sovereign Bonds		– 0	–	10,877,415		6,426,207		17,303,622
Asset-Backed Securities		– 0	–	– 0	–	14,226,245		14,226,245
Preferred Stocks		8,756,042		773,554		– 0	–	9,529,596
Supranationals		– 0	–	1,766,050		6,478,398		8,244,448
Local Governments - Regional Bonds		– 0	–	7,262,996		– 0	–	7,262,996
Local Governments - Municipal Bonds		– 0	–	5,203,951		1,568,777		6,772,728
Inflation-Linked Securities		– 0	–	4,767,936		– 0	–	4,767,936
Common Stocks		23,898		– 0	–	2,761,864		2,785,762
Governments - Sovereign Agencies		– 0	–	1,161,163		– 0	–	1,161,163
Warrants		– 0	–	– 0	–	99,180		99,180
Options Purchased-Puts		– 0	–	– 0	–	97,718		97,718
Short-Term Investments		28,392,731		– 0	–	– 0	–	28,392,731

Total Investments in Securities		37,172,671		1,041,037,286		188,545,607		1,266,755,564
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	2,838,440		710,389		3,548,829
Interest Rate Swaps		– 0	–	704,261		– 0	–	704,261
Forward Currency Exchange Contracts		– 0	–	1,848,905		– 0	–	1,848,905
Liabilities
Credit Default Swaps		– 0	–	(3,050,127)		(3,899,171)		(6,949,298)
Interest Rate Swaps		– 0	–	(549,523)		– 0	–	(549,523)
Forward Currency Exchange Contracts		– 0	–	(1,175,411)		– 0	–	(1,175,411)
Unfunded Loan Commitment		– 0	–	– 0	–	(456,750)		(456,750)

Total		$37,172,671		$1,041,653,831		$184,900,075		$1,263,726,577

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Non- Investment Grades	Corporates - Investment Grades			Emerging Markets - Sovereigns		Emerging Markets - Corporate Bonds
Balance as of 3/31/11	$9,856,900	$	– 0	–	$1,917,237		– 0	–
Accrued discounts/ (premiums)	(49,147)		– 0	–	(1,814)		(588,286)
Realized gain (loss)	20,965		– 0	–	– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	(390,113)		(206,250)		55,697		832,830
Purchases	1,960,495		– 0	–	3,347,142		409,000
Sales	(1,510,598)		– 0	–	– 0	–	– 0	–
Reclassification	(1,101,958)		– 0	–	(1,917,237)		1,101,958
Transfers into Level 3	790,757		2,928,750		– 0	–	972,674
Transfers out of Level 3	(5,748,942)		– 0	–	– 0	–	– 0	–

Balance as of 12/31/11	$3,828,359		$2,722,500		$3,401,025		$2,728,176

Net change in unrealized appreciation/ depreciation from investments held as of 12/31/11	$(354,038)		$(206,250)		$55,697		$832,830

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Quasi-Sovereigns		Emerging Markets - Treasuries
Balance as of 3/31/11	$40,257,752		$38,999,814		– 0	–	$6,416,198
Accrued discounts/ (premiums)	229,446		586,230		63,539		25,555
Realized gain (loss)	1,445,555		1,730,744		– 0	–	(8,332)
Change in unrealized appreciation/ depreciation	(3,119,344)		(6,806,746)		(479,156)		(1,019,591)
Purchases	18,121,582		19,415,517		– 0	–	3,063,451
Sales	(10,903,286)		(8,146,865)		– 0	–	(358,698)
Reclassification	– 0	–	– 0	–	– 0	–	1,917,237
Transfers into Level 3	3,806,031		– 0	–	2,792,387		– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 12/31/11	$49,837,736		$45,778,694		$2,376,770		$10,035,820

Net change in unrealized appreciation/ depreciation from investments held as of 12/31/11	$(1,979,057)		$(5,808,665)		$(479,156)		$(964,550)

	Bank Loans			Governments - Sovereign Bonds		Asset-Backed Securities		Supranationals
Balance as of 3/31/11		$33,631,807		$ – 0	–	$16,842,715		$6,542,333
Accrued discounts/ (premiums)		370,796		– 0	–	192,915		260,517
Realized gain (loss)		(228,581)		– 0	–	296,989		– 0	–
Change in unrealized appreciation/ depreciation		(1,934,336)		(215,807)		(1,921,497)		(324,452)
Purchases		14,786,417		3,665,974		– 0	–	– 0	–
Sales		(10,447,965)		– 0	–	(1,184,877)		– 0	–
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–	2,976,040		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 12/31/11		$36,178,138		$6,426,207		$14,226,245		$6,478,398

Net change in unrealized appreciation/ depreciation from investments held as of 12/31/11		(1,833,171)		$(215,807)		$(1,773,422)		$(324,452)

	Local Governments - Municipal Bonds			Common Stocks		Warrants		Options Purchased - Puts
Balance as of 3/31/11	$	– 0	–	$1,983,469		$ – 0	–	$ – 0	–
Accrued discounts/ (premiums)		– 0	–	– 0	–	– 0	–	– 0	–
Realized gain (loss)		– 0	–	464,947		– 0	–	– 0	–
Change in unrealized appreciation/ depreciation		48,777		796,265		99,180		(159,650)
Purchases		1,520,000		3,308		– 0	–	257,368
Sales		– 0	–	(486,125)		– 0	–	– 0	–
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 12/31/11		$1,568,777		$2,761,864		$99,180		$97,718

Net change in unrealized appreciation/ depreciation from investments held as of 12/31/11		$48,777		$775,175		$99,180		$(159,650)

	Options Purchased - Calls			Credit Default Swaps		Unfunded Loan Commitment		Total
Balance as of 3/31/11		$1		– 0	–	$ – 0	–	$156,448,226
Accrued discounts/
(premiums)		– 0	–	– 0	–	– 0	–	1,089,751
Realized gain (loss)		(97,200)		– 0	–	– 0	–	3,625,087
Change in unrealized appreciation/ depreciation		97,199		(4,195,725)		(198,137)		(19,040,856)
Purchases		– 0	–	739,346		(258,613)		67,030,987
Sales		– 0	–	– 0	–	– 0	–	(33,038,414)
Reclassification		– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3		– 0	–	267,597		– 0	–	14,534,236
Transfers out of Level 3		– 0	–	– 0	–	– 0	–	(5,748,942)

Balance as of 12/31/11	$	– 0	–	$(3,188,782)		$(456,750)		$184,900,075

Net change in unrealized appreciation/ depreciation from investments held as of 12/31/11	$	– 0	–	$(4,195,725)		$(198,137)		$(16,680,421)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2012

By:	Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2012